UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock
Bond Fund

Annual Report
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

							SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12	5-31-12

Class A	0.46	6.70	5.93	0.46	38.29	77.89	4.25	4.20

Class B	–0.52	6.63	5.82	–0.52	37.88	76.11	3.75	3.70

Class C	3.55	6.96	5.68	3.55	39.99	73.81	3.74	3.69

Class I2	5.70	8.17	6.88	5.70	48.09	94.51	4.85	4.80

Class R6[2,3]	5.78	8.22	6.93	5.78	48.44	95.48	4.92	4.87

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-12 for Class A, Class B, Class C, Class I and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6*
Net (%)	1.00	1.70	1.70	0.60	0.54
Gross (%)	1.05	1.75	1.75	0.65	0.59

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Bond Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B4	5-31-02	$17,611	$17,611	$17,711

Class C4	5-31-02	17,381	17,381	17,711

Class I2	5-31-02	19,451	19,451	17,711

Class R6[2]	5-31-02	19,548	19,548	17,711

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors as described in the Fund’s prospectuses.

3 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

4 No contingent deferred sales charge is applicable.

Annual report | Bond Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

U.S. bonds posted solid gains for the 12 months ended May 31, 2012, as yields fell sharply. A trend toward risk aversion at the beginning and end of the reporting period, resulting primarily from slowing economic activity and worsening European sovereign debt problems, led to a strong rally in the Treasury bond sector as Treasury yields fell to historically low levels. In between, improving economic data and better news out of Europe helped corporate bonds and commercial mortgage-backed securities outperform. For the full 12-month period, Treasury bonds and higher-quality corporate securities generated the best returns, while high-yield corporate bonds and mortgage-backed securities lagged.

For the year ended May 31, 2012, John Hancock Bond Fund’s Class A shares posted a total return of 5.21%, excluding sales charges. By comparison, the Fund’s benchmark, the Barclays Capital Government/Credit Bond Index, returned 8.29% and the Morningstar, Inc. intermediate-term bond category, the Fund’s peer group produced an average return of 5.64%. The Fund’s underperformance of its benchmark index and Morningstar peer group average was driven largely by its allocations to various segments of the fixed-income market. In particular, an underweight position in Treasury securities and meaningful exposure to high-yield corporate bonds (which are not represented in the benchmark index) and commercial mortgage-backed securities weighed on performance. An emphasis on bonds issued by financial companies within the Fund’s corporate holdings also detracted from relative results as finance-related securities underperformed other segments of the corporate bond market. During the reporting period, we lowered the Fund’s risk profile by reducing its exposure to corporate bonds, although they continued to comprise the largest bond weighting in the portfolio. We modestly increased the Fund’s holdings of residential and commercial mortgage-backed securities, as well as Treasury bonds. The best individual performers in the Fund’s portfolio for the 12-month period were long-term Treasury bonds, which rallied sharply thanks to a significant decline in interest rates. Most notably, 30-year Treasury securities gained significant ground.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk and their value may fluctuate in response to the market’s perception of issuer creditworthiness.

8	Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,052.10	$5.23

Class B	1,000.00	1,044.80	8.79

Class C	1,000.00	1,045.50	8.80

Class I	1,000.00	1,057.00	3.19

Class R6	1,000.00	1,057.80	2.93

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 5-31-12	period ended 5-31-12[2]

Class R2	$1,000.00	$1,016.80	$2.03

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[3]

Class A	$1,000.00	$1,019.90	$5.15

Class B	1,000.00	1,016.40	8.67

Class C	1,000.00	1,016.40	8.67

Class I	1,000.00	1,021.90	3.13

Class R2	1,000.00	1,021.00	4.04

Class R6	1,000.00	1,022.20	2.88

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.02%, 1.72%, 1.72%, 0.62% and 0.57% for Class A, Class B, Class C, Class I and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class R2 shares, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	Bond Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	43.5%	Capital Preferred Securities	1.8%

U.S. Government Agency	25.0%	Preferred Securities	1.0%

Collateralized Mortgage Obligations	11.5%	Term Loans	0.4%

U.S. Government	6.2%	Convertible Bonds	0.2%

Asset Backed Securities	5.3%	Municipal Bonds	0.2%

U.S. Government Agency Collateralized		Foreign Government Obligations	0.1%
Mortgage Obligations	2.6%
		Short-Term Investments & Other	2.2%

Quality Composition[1,2]

U.S. Government Agency	25.0%	BBB	21.1%

U.S. Government	6.2%	BB	9.7%

U.S. Government Agency Collateralized		B	9.8%
Mortgage Obligations	2.6%
		CCC & Below	5.4%
AAA	4.6%
		Equity	1.0%
AA	3.5%
		Short-Term Investments & Other	2.2%
A	8.9%

1 As a percentage of net assets on 5-31-12.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Bond Fund	11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 43.5%			$582,244,575

(Cost $559,924,208)

Consumer Discretionary 5.4%				71,964,174

Auto Components 0.4%

Allison Transmission, Inc. (S)	7.125	05-15-19	1,675,000	1,750,377

Exide Technologies	8.625	02-01-18	2,600,000	1,924,000

Hyva Global BV (S)	8.625	03-24-16	1,155,000	984,638

Visteon Corp.	6.750	04-15-19	1,115,000	1,110,819

Automobiles 0.5%

Ford Motor Credit Company LLC	5.000	05-15-18	1,925,000	2,103,915

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,335,000	1,410,157

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	1,715,000	1,875,292

Kia Motors Corp. (S)	3.625	06-14-16	1,315,000	1,355,410

Food Products 0.1%

Simmons Foods, Inc. (S)	10.500	11-01-17	1,160,000	1,087,500

Hotels, Restaurants & Leisure 1.3%

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	2,275,000	1,192,856

CCM Merger, Inc. (S)	9.125	05-01-19	1,945,000	1,945,000

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)	10.500	07-01-19	1,175,000	1,210,250

Greektown Superholdings, Inc.	13.000	07-01-15	1,965,000	2,141,850

Jacobs Entertainment, Inc.	9.750	06-15-14	2,585,000	2,578,538

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,315,000	1,196,650

Marina District Finance Company, Inc.	9.500	10-15-15	1,295,000	1,227,013

MGM Resorts International (S)	8.625	02-01-19	1,640,000	1,734,300

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,260,000	2,265,243

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	1,455,000	1,564,125

Waterford Gaming LLC (S)	8.625	09-15-14	751,274	432,324

Household Durables 0.3%

American Standard Americas (S)	10.750	01-15-16	820,000	639,600

Corp. GEO SAB de CV (S)	8.875	03-27-22	1,995,000	1,920,188

DR Horton, Inc.	4.750	05-15-17	1,550,000	1,565,500

Internet & Catalog Retail 0.2%

Expedia, Inc.	5.950	08-15-20	2,125,000	2,253,325

Media 1.5%

AMC Entertainment, Inc.	8.750	06-01-19	780,000	834,600

Cablevision Systems Corp.	8.625	09-15-17	610,000	666,425

12	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Media (continued)

CBS Corp.	7.875	07-30-30	2,730,000	$3,644,403

CCO Holdings LLC	8.125	04-30-20	590,000	649,000

Cinemark USA, Inc.	7.375	06-15-21	800,000	856,000

Cinemark USA, Inc.	8.625	06-15-19	750,000	815,625

CSC Holdings, Inc.	7.875	02-15-18	1,675,000	1,817,375

Grupo Televisa SAB	6.625	01-15-40	1,295,000	1,553,622

News America, Inc.	6.150	03-01-37	775,000	875,927

News America, Inc.	6.150	02-15-41	295,000	339,085

News America, Inc.	6.400	12-15-35	705,000	803,705

Regal Cinemas Corp.	8.625	07-15-19	465,000	505,688

Regal Entertainment Group	9.125	08-15-18	455,000	494,813

Time Warner Cable, Inc.	6.750	07-01-18	2,075,000	2,515,255

UBM PLC (S)	5.750	11-03-20	1,145,000	1,179,542

XM Satellite Radio, Inc. (S)	7.625	11-01-18	2,270,000	2,428,900

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	2,083,000	2,241,331

Specialty Retail 0.5%

AutoNation, Inc.	5.500	02-01-20	1,985,000	1,999,888

AutoNation, Inc.	6.750	04-15-18	995,000	1,074,600

Hillman Group, Inc.	10.875	06-01-18	1,205,000	1,256,213

Limited Brands, Inc.	6.625	04-01-21	1,320,000	1,415,700

Toys R Us Property Company II LLC	8.500	12-01-17	570,000	586,388

Textiles, Apparel & Luxury Goods 0.4%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	3,120,000	3,221,400

Levi Strauss & Company (S)	6.875	05-01-22	300,000	297,750

Levi Strauss & Company	7.625	05-15-20	2,315,000	2,422,069

Consumer Staples 1.6%				21,478,168

Beverages 0.1%

Corp. Lindley SA (S)	6.750	11-23-21	540,000	572,400

Food & Staples Retailing 0.4%

Rite Aid Corp. (S)	9.250	03-15-20	3,550,000	3,408,000

Safeway, Inc.	7.250	02-01-31	1,155,000	1,295,130

Food Products 0.4%

B&G Foods, Inc.	7.625	01-15-18	990,000	1,059,300

Bunge, Ltd. Finance Corp.	8.500	06-15-19	1,776,000	2,261,391

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	1,355,000	1,436,300

Del Monte Corp.	7.625	02-15-19	1,100,000	1,067,000

Household Products 0.4%

Reynolds Group Issuer, Inc. (S)	9.000	04-15-19	1,890,000	1,814,400

Reynolds Group Issuer, Inc. (S)	9.875	08-15-19	1,750,000	1,745,625

Yankee Candle Company, Inc.	8.500	02-15-15	62,000	63,551

YCC Holdings LLC, PIK	10.250	02-15-16	1,920,000	1,924,800

Personal Products 0.1%

Revlon Consumer Products Corp.	9.750	11-15-15	1,635,000	1,753,538

See notes to financial statements	Annual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Tobacco 0.2%

Alliance One International, Inc.	10.000	07-15-16	2,505,000	$2,442,375

Lorillard Tobacco Company	6.875	05-01-20	535,000	634,358

Energy 4.4%				58,655,382

Energy Equipment & Services 0.6%

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,790,000	3,297,300

Offshore Group Investments, Ltd. (S)	11.500	08-01-15	2,045,000	2,177,925

Precision Drilling Corp.	6.625	11-15-20	1,205,000	1,223,075

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,045,000	1,097,250

Weatherford International, Inc.	6.800	06-15-37	570,000	647,479

Gas Utilities 0.2%

DCP Midstream LLC (S)	9.750	03-15-19	2,025,000	2,644,024

Oil, Gas & Consumable Fuels 3.6%

Afren PLC (S)	10.250	04-08-19	1,180,000	1,191,800

Afren PLC (S)	11.500	02-01-16	2,000,000	2,085,000

Alpha Natural Resources, Inc.	6.000	06-01-19	520,000	465,400

Alpha Natural Resources, Inc.	6.250	06-01-21	1,130,000	1,005,700

Arch Coal, Inc. (S)	7.000	06-15-19	675,000	578,813

Arch Coal, Inc. (S)	7.250	06-15-21	1,190,000	1,014,475

BreitBurn Energy Partners LP (S)	7.875	04-15-22	770,000	754,600

DTEK Finance BV (S)	9.500	04-28-15	840,000	789,600

Energy Transfer Partners LP	5.200	02-01-22	645,000	682,339

Energy Transfer Partners LP	9.700	03-15-19	2,050,000	2,659,570

Enterprise Products Operating LLC (7.000% to
6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	2,735,000	2,721,325

EV Energy Partners LP	8.000	04-15-19	1,730,000	1,747,300

Georgian Oil and Gas Corp. (S)	6.875	05-16-17	1,855,000	1,790,075

Kerr-McGee Corp.	6.950	07-01-24	2,965,000	3,682,933

Kinder Morgan Energy Partners LP	7.750	03-15-32	840,000	1,054,564

Linn Energy LLC (S)	6.250	11-01-19	2,200,000	2,095,500

Linn Energy LLC	8.625	04-15-20	955,000	1,012,300

Marathon Petroleum Corp.	6.500	03-01-41	995,000	1,106,427

MarkWest Energy Partners LP	6.500	08-15-21	1,975,000	2,039,188

McMoRan Exploration Company	11.875	11-15-14	1,230,000	1,285,350

Newfield Exploration Company	5.750	01-30-22	1,140,000	1,199,850

NuStar Logistics LP	7.650	04-15-18	2,025,000	2,370,497

Peabody Energy Corp. (S)	6.250	11-15-21	1,490,000	1,486,275

Petroleos Mexicanos (S)	4.875	01-24-22	1,300,000	1,365,000

Spectra Energy Capital LLC	6.200	04-15-18	1,560,000	1,835,398

Targa Resources Partners LP (S)	6.375	08-01-22	1,200,000	1,194,000

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	3,170,000	3,256,687

Transportadora de Gas Internacional SA ESP (S)	5.700	03-20-22	1,410,000	1,438,200

Williams Partners LP	7.250	02-01-17	3,045,000	3,660,163

Financials 15.2%				204,068,350

Capital Markets 1.8%

Affinion Group Holdings, Inc.	11.625	11-15-15	1,205,000	970,025

Credit Suisse New York	4.375	08-05-20	1,070,000	1,135,180

14	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Capital Markets (continued)

Jefferies Group, Inc.	6.875	04-15-21	1,240,000	$1,196,600

Jefferies Group, Inc.	8.500	07-15-19	665,000	704,900

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,055,000	1,060,826

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,345,000	1,348,084

Morgan Stanley	5.550	04-27-17	3,870,000	3,786,892

Morgan Stanley	5.750	01-25-21	1,385,000	1,306,549

Morgan Stanley	7.300	05-13-19	2,270,000	2,354,635

The Goldman Sachs Group, Inc.	5.250	07-27-21	1,285,000	1,272,054

The Goldman Sachs Group, Inc.	5.750	01-24-22	1,305,000	1,339,854

The Goldman Sachs Group, Inc.	6.150	04-01-18	3,420,000	3,572,043

The Goldman Sachs Group, Inc.	6.750	10-01-37	4,550,000	4,485,909

Commercial Banks 2.0%

Abbey National Treasury Services PLC	4.000	04-27-16	1,810,000	1,763,307

Banco de Credito del Peru (S)	4.750	03-16-16	760,000	777,100

Barclays Bank PLC	5.140	10-14-20	1,260,000	1,207,457

Barclays Bank PLC (S)	6.050	12-04-17	1,185,000	1,189,274

Barclays Bank PLC (S)	10.179	06-12-21	1,235,000	1,446,091

BPCE SA (12.500% to 9-30-19, then 3 month
LIBOR + 12.980%) (Q)(S)	12.500	09-30-19	1,239,000	1,201,867

First Horizon National Corp.	5.375	12-15-15	1,715,000	1,820,944

ICICI Bank, Ltd. (S)	5.750	11-16-20	1,910,000	1,863,845

Lloyds TSB Bank PLC	6.375	01-21-21	2,190,000	2,363,748

Nordea Bank AB (S)	3.125	03-20-17	3,295,000	3,318,282

Regions Financial Corp.	7.750	11-10-14	1,825,000	1,984,688

Santander Holdings USA, Inc.	4.625	04-19-16	480,000	467,423

Sberbank of Russia (S)	6.125	02-07-22	600,000	614,634

Svenska Handelsbanken AB	2.875	04-04-17	2,585,000	2,620,314

Synovus Financial Corp.	7.875	02-15-19	960,000	1,005,600

Wachovia Bank NA	5.850	02-01-37	1,665,000	1,903,631

Wachovia Corp.	5.750	06-15-17	1,780,000	2,065,217

Consumer Finance 0.8%

American Express Company	7.000	03-19-18	515,000	634,095

Capital One Financial Corp.	6.150	09-01-16	2,855,000	3,197,994

Discover Bank	7.000	04-15-20	1,240,000	1,450,417

Discover Financial Services (S)	5.200	04-27-22	2,745,000	2,914,979

Nelnet, Inc. (P)	3.846	09-29-36	2,595,000	2,103,367

Diversified Financial Services 3.7%

Ajecorp BV (S)	6.500	05-14-22	1,470,000	1,471,526

Alfa Bank OJSC (S)	7.750	04-28-21	585,000	547,853

Bank of America Corp.	5.700	01-24-22	2,070,000	2,200,752

Bank of America Corp.	6.500	08-01-16	1,295,000	1,402,681

Bank of America NA	5.300	03-15-17	645,000	656,866

Bank of America NA	6.000	10-15-36	1,555,000	1,528,106

Bank of Ceylon (S)	6.875	05-03-17	1,325,000	1,260,159

Citigroup, Inc.	5.850	12-11-34	1,590,000	1,672,540

Citigroup, Inc.	6.125	11-21-17	3,295,000	3,566,205

See notes to financial statements	Annual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Diversified Financial Services (continued)

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375	01-19-17	1,290,000	$1,322,374

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	3,204,000	3,996,990

General Electric Capital Corp. (P)	0.947	08-15-36	2,245,000	1,648,501

General Electric Capital Corp.	4.375	09-16-20	1,510,000	1,630,121

General Electric Capital Corp.	5.300	02-11-21	880,000	980,247

General Electric Capital Corp.	5.625	05-01-18	2,305,000	2,620,541

General Electric Capital Corp.	5.875	01-14-38	485,000	552,999

General Electric Capital Corp.	6.000	08-07-19	1,605,000	1,885,272

Intercorp Retail Trust (S)	8.875	11-14-18	750,000	795,000

JPMorgan Chase & Company	6.000	01-15-18	4,825,000	5,418,296

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	2,240,000	2,429,190

Merrill Lynch & Company, Inc.	6.875	04-25-18	3,215,000	3,534,127

Merrill Lynch & Company, Inc.	7.750	05-14-38	980,000	1,116,737

Nationstar Mortgage	10.875	04-01-15	2,565,000	2,770,200

Rivers Pittsburgh Borrower LP (S)	9.500	06-15-19	780,000	787,800

The Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,299,996

USB Realty Corp. (Q)(S)	1.614	12-22-49	2,900,000	2,198,113

Insurance 3.2%

Aflac, Inc.	8.500	05-15-19	1,780,000	2,355,408

American International Group, Inc.	3.800	03-22-17	1,160,000	1,177,661

American International Group, Inc.	8.250	08-15-18	1,165,000	1,401,429

AXA SA (6.379% to 12-14-36, then 3 month
LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,170,000	900,900

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	1,270,000	1,289,050

CNA Financial Corp.	6.500	08-15-16	1,190,000	1,344,823

CNA Financial Corp.	7.250	11-15-23	2,290,000	2,622,728

CNO Financial Group, Inc. (S)	9.000	01-15-18	1,625,000	1,722,500

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	3,740,000	2,758,250

Hartford Financial Services Group, Inc.	5.125	04-15-22	1,925,000	1,962,915

Hartford Financial Services Group, Inc.	6.625	03-30-40	980,000	1,021,833

Liberty Mutual Group, Inc. (S)	4.950	05-01-22	819,000	817,699

Liberty Mutual Group, Inc. (S)	6.500	05-01-42	1,155,000	1,178,471

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	2,785,000	2,715,375

Lincoln National Corp.	8.750	07-01-19	1,505,000	1,912,768

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,455,000	2,221,775

Teachers Insurance & Annuity Association
of America (S)	6.850	12-16-39	3,085,000	4,058,706

The Hanover Insurance Group, Inc.	6.375	06-15-21	635,000	699,792

Unum Group	7.125	09-30-16	1,585,000	1,819,398

UnumProvident Finance Company PLC (S)	6.850	11-15-15	2,395,000	2,686,380

W.R. Berkley Corp.	5.600	05-15-15	1,505,000	1,623,368

Willis Group Holdings PLC	5.750	03-15-21	1,595,000	1,766,183

Willis North America, Inc.	7.000	09-29-19	2,060,000	2,438,496

16	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Real Estate Investment Trusts 3.5%

Alexandria Real Estate Equities, Inc.	4.600	04-01-22	965,000	$993,566

Boston Properties LP	3.700	11-15-18	950,000	992,549

Boston Properties LP	3.850	02-01-23	825,000	829,521

Brandywine Operating Partnership LP	7.500	05-15-15	1,605,000	1,792,246

CommonWealth REIT	6.650	01-15-18	1,800,000	1,953,522

DDR Corp.	7.500	04-01-17	4,475,000	5,140,146

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	2,870,000	3,019,369

Health Care REIT, Inc.	4.950	01-15-21	945,000	1,001,336

Health Care REIT, Inc.	6.125	04-15-20	3,060,000	3,461,668

Health Care REIT, Inc.	6.200	06-01-16	1,835,000	2,032,941

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,120,000	2,326,119

Host Hotels & Resorts LP (S)	5.250	03-15-22	2,120,000	2,117,350

MPT Operating Partnership LP	6.375	02-15-22	1,535,000	1,527,325

MPT Operating Partnership LP	6.875	05-01-21	1,025,000	1,055,750

ProLogis LP	4.500	08-15-17	295,000	310,147

ProLogis LP	6.250	03-15-17	2,355,000	2,647,211

SL Green Realty Corp.	7.750	03-15-20	980,000	1,133,332

Ventas Realty LP	4.000	04-30-19	1,650,000	1,691,567

Ventas Realty LP	4.750	06-01-21	3,325,000	3,477,551

Vornado Realty LP	4.250	04-01-15	2,825,000	2,970,030

WEA Finance LLC (S)	6.750	09-02-19	1,345,000	1,601,536

Weyerhaeuser Company	7.375	03-15-32	3,160,000	3,580,593

Real Estate Management & Development 0.1%

General Shopping Investments, Ltd.
(12.000% to 3-20-17, then 5 Year USGG +
11.052%) (Q)(S)	12.000	03-20-17	1,270,000	1,193,800

Realogy Corp. (S)	7.875	02-15-19	855,000	812,250

Thrifts & Mortgage Finance 0.1%

Nationstar Mortgage LLC (S)	9.625	05-01-19	1,125,000	1,170,000

Health Care 1.2%				15,824,308

Health Care Equipment & Supplies 0.2%

Alere, Inc.	7.875	02-01-16	1,595,000	1,606,963

Alere, Inc.	8.625	10-01-18	965,000	961,381

Health Care Providers & Services 0.6%

BioScrip, Inc.	10.250	10-01-15	1,160,000	1,255,700

HCA, Inc.	7.500	02-15-22	1,730,000	1,813,256

Medco Health Solutions, Inc.	7.125	03-15-18	2,225,000	2,760,157

National Mentor Holdings, Inc. (S)	12.500	02-15-18	2,105,000	2,062,900

Pharmaceuticals 0.4%

Catalent Pharma Solutions, Inc., PIK (P)	9.500	04-15-15	1,643,387	1,680,363

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	1,895,000	1,980,275

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	385,000	385,000

Valeant Pharmaceuticals International, Inc. (S)	6.875	12-01-18	1,335,000	1,318,313

Industrials 5.3%				71,179,104

Aerospace & Defense 0.9%

Bombardier, Inc. (S)	7.750	03-15-20	1,015,000	1,113,963

Ducommun, Inc.	9.750	07-15-18	295,000	311,963

See notes to financial statements	Annual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value^	Value

Aerospace & Defense (continued)

Embraer Overseas, Ltd.	6.375	01-15-20	1,485,000	$1,633,500

Huntington Ingalls Industries, Inc.	7.125	03-15-21	1,790,000	1,857,125

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,055,000	1,118,300

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	3,140,000	2,433,500

Textron, Inc.	5.600	12-01-17	1,945,000	2,146,136

Textron, Inc.	7.250	10-01-19	1,315,000	1,558,174

Airlines 2.3%

America West Airlines 2000-1 Pass
Through Trust	8.057	07-02-20	769,090	815,235

American Airlines 2011-1 Class B Pass
Through Trust (S)	7.000	01-31-18	2,901,707	2,872,690

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	1,416,381	1,513,828

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	677,066	718,570

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	522,503	560,384

Continental Airlines 2000-2 Class B Pass
Through Trust	8.307	04-02-18	444,925	452,177

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	2,225,285	2,414,435

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	652,191	683,170

Continental Airlines 2012-1 Class B Pass
Through Trusts	6.250	04-11-20	1,175,000	1,192,625

Delta Air Lines 2002-1 Class G-1 Pass
Through Trust	6.718	01-02-23	2,516,943	2,667,959

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	3,430,131	3,721,692

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	818,349	885,862

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,540,662	1,633,102

Northwest Airlines 2002-1 Class G-2 Pass
Through Trust	6.264	11-20-21	670,283	697,094

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	1,493,450	1,590,525

U.S. Airways 2010-1 Class A Pass
Through Trust	6.250	04-22-23	1,538,804	1,611,897

U.S. Airways 2012-1 Class A Pass Through
Trust Series 2012-1A, Class PTT	5.900	10-01-24	885,000	899,381

UAL 2009-1 Pass Through Trust	10.400	11-01-16	578,794	662,720

UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,602,981	1,835,414

United Air Lines 2007-1 Class C Pass
Through Trust (P)	3.059	07-02-14	4,022,879	3,851,907

Building Products 0.4%

Masco Corp.	7.125	03-15-20	1,380,000	1,520,202

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,920,000	2,068,800

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	1,940,000	2,085,500

18	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Commercial Services & Supplies 0.3%

Garda World Security Corp. (S)	9.750	03-15-17	410,000	$435,625

International Lease Finance Corp. (S)	7.125	09-01-18	1,260,000	1,386,000

Steelcase, Inc.	6.375	02-15-21	2,285,000	2,437,606

Construction & Engineering 0.1%

Tutor Perini Corp.	7.625	11-01-18	1,430,000	1,426,425

Electrical Equipment 0.1%

Coleman Cable, Inc.	9.000	02-15-18	1,235,000	1,281,313

Industrial Conglomerates 0.3%

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	1,825,000	1,884,313

Odebrecht Finance, Ltd. (S)	7.000	04-21-20	1,120,000	1,220,800

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	970,000	982,125

Marine 0.2%

Navios South American Logistics, Inc.	9.250	04-15-19	2,305,000	2,120,600

Road & Rail 0.5%

Avis Budget Car Rental LLC (S)	8.250	01-15-19	625,000	646,875

Penske Truck Leasing Company LP (S)	3.750	05-11-17	2,315,000	2,339,715

The Hertz Corp. (S)	6.750	04-15-19	595,000	608,388

The Hertz Corp.	6.750	04-15-19	2,655,000	2,714,738

Trading Companies & Distributors 0.2%

Air Lease Corp. (S)	5.625	04-01-17	525,000	513,188

Aircastle, Ltd. (S)	6.750	04-15-17	795,000	787,050

Aircastle, Ltd. (S)	7.625	04-15-20	785,000	786,963

HD Supply, Inc. (S)	8.125	04-15-19	460,000	479,550

Information Technology 0.3%				3,719,365

Computers & Peripherals 0.1%

Hewlett-Packard Company	4.375	09-15-21	1,355,000	1,376,115

IT Services 0.2%

Brightstar Corp. (S)	9.500	12-01-16	2,275,000	2,343,250

Materials 4.4%				58,959,382

Chemicals 1.1%

American Pacific Corp.	9.000	02-01-15	1,090,000	1,084,550

Braskem America Finance Company (S)	7.125	07-22-41	1,545,000	1,510,238

Braskem Finance, Ltd. (S)	7.000	05-07-20	4,080,000	4,386,000

CF Industries, Inc.	6.875	05-01-18	880,000	1,047,200

CF Industries, Inc.	7.125	05-01-20	1,185,000	1,433,850

Eastman Chemical Company	3.600	08-15-22	1,425,000	1,421,587

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,370,000	1,514,482

LyondellBasell Industries NV (S)	5.000	04-15-19	1,185,000	1,205,738

Polymer Group, Inc.	7.750	02-01-19	465,000	483,600

Construction Materials 0.3%

Building Materials Corp. of America (S)	6.750	05-01-21	995,000	1,017,388

Magnesita Finance, Ltd. (S)	8.625	12-31-49	2,045,000	1,995,433

Severstal Columbus LLC	10.250	02-15-18	370,000	384,800

Vulcan Materials Company	7.500	06-15-21	530,000	572,400

See notes to financial statements	Annual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value^	Value

Containers & Packaging 0.6%

ARD Finance SA, PIK (S)	11.125	06-01-18	1,335,000	$1,254,900

Pretium Packaging LLC	11.500	04-01-16	650,000	661,375

Tekni-Plex, Inc. (S)	9.750	06-01-19	1,906,000	1,891,705

Temple-Inland, Inc.	6.625	01-15-18	3,335,000	4,004,124

Metals & Mining 1.7%

Alcoa, Inc.	5.400	04-15-21	1,630,000	1,681,997

Allegheny Technologies, Inc.	5.950	01-15-21	665,000	749,868

Allegheny Technologies, Inc.	9.375	06-01-19	1,300,000	1,667,423

ArcelorMittal	9.850	06-01-19	1,470,000	1,741,274

Commercial Metals Company	7.350	08-15-18	1,395,000	1,422,900

FMG Resources August 2006 Pty, Ltd. (S)	6.875	02-01-18	1,230,000	1,208,475

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	1,760,000	1,694,000

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	765,000	789,863

JMC Steel Group (S)	8.250	03-15-18	775,000	782,750

Metinvest BV (S)	8.750	02-14-18	1,755,000	1,548,788

Mongolian Mining Corp. (S)	8.875	03-29-17	2,400,000	2,328,000

Rain CII Carbon LLC (S)	8.000	12-01-18	2,350,000	2,455,750

SunCoke Energy, Inc.	7.625	08-01-19	1,125,000	1,113,750

Taseko Mines, Ltd.	7.750	04-15-19	495,000	470,250

Teck Resources, Ltd.	10.750	05-15-19	468,000	568,978

Thompson Creek Metals Company, Inc.	7.375	06-01-18	1,855,000	1,530,375

Vale Overseas, Ltd.	6.875	11-10-39	1,415,000	1,633,949

Paper & Forest Products 0.7%

Georgia-Pacific LLC (S)	5.400	11-01-20	2,405,000	2,763,504

Georgia-Pacific LLC	7.250	06-01-28	815,000	1,001,240

International Paper Company	9.375	05-15-19	1,700,000	2,276,120

Westvaco Corp.	7.950	02-15-31	3,200,000	3,660,758

Telecommunication Services 2.6%				34,406,177

Diversified Telecommunication Services 2.1%

American Tower Corp.	4.700	03-15-22	1,935,000	2,010,231

CenturyLink, Inc.	5.800	03-15-22	2,340,000	2,310,591

CenturyLink, Inc.	6.450	06-15-21	1,355,000	1,404,635

CenturyLink, Inc.	7.600	09-15-39	1,295,000	1,235,295

Crown Castle Towers LLC (S)	4.883	08-15-20	3,075,000	3,372,971

Crown Castle Towers LLC (S)	6.113	01-15-20	2,390,000	2,794,539

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	3,050,000	3,195,052

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,345,000	1,401,743

GTP Towers Issuer LLC (S)	8.112	02-15-15	3,740,000	3,936,271

Oi SA (BRL) (D)(S)	9.750	09-15-16	3,440,000	1,807,968

PAETEC Holding Corp.	9.875	12-01-18	1,619,000	1,776,853

Telecom Italia Capital SA	7.200	07-18-36	1,490,000	1,273,950

West Corp.	11.000	10-15-16	1,780,000	1,875,675

Wireless Telecommunication Services 0.5%

Digicel, Ltd. (S)	7.000	02-15-20	580,000	561,150

Nextel Communications, Inc.	7.375	08-01-15	2,000,000	1,955,000

NII Capital Corp.	8.875	12-15-19	1,655,000	1,530,875

SBA Tower Trust (S)	5.101	04-17-17	1,790,000	1,963,378

20	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Utilities 3.1%				$41,990,165

Electric Utilities 1.5%

Beaver Valley II Funding	9.000	06-01-17	2,111,000	2,189,001

BVPS II Funding Corp.	8.890	06-01-17	1,562,000	1,732,269

Commonwealth Edison Company	5.800	03-15-18	1,955,000	2,368,848

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,595,000	2,660,586

NV Energy, Inc.	6.250	11-15-20	1,055,000	1,158,611

PNM Resources, Inc.	9.250	05-15-15	3,255,000	3,767,663

PNPP II Funding Corp.	9.120	05-30-16	602,000	643,971

PPL Capital Funding, Inc. (6.700% to 3-30-17,
then 3 month LIBOR + 2.665%) (P)	6.700	03-30-67	2,210,000	2,193,425

Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) (Q)	6.250	02-01-22	1,290,000	1,357,661

W3A Funding Corp.	8.090	01-02-17	1,350,870	1,353,275

Independent Power Producers & Energy Traders 0.9%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	2,026,000	2,206,902

DPL, Inc. (S)	7.250	10-15-21	2,650,000	2,881,875

Exelon Generation Company LLC	6.250	10-01-39	880,000	1,050,724

Ipalco Enterprises, Inc.	5.000	05-01-18	2,320,000	2,285,200

NRG Energy, Inc.	7.625	01-15-18	1,835,000	1,830,413

NRG Energy, Inc.	8.250	09-01-20	1,775,000	1,748,375

Multi-Utilities 0.5%

CMS Energy Corp.	5.050	03-15-22	1,935,000	2,010,742

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,325,000	3,325,000

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	1,860,000	1,906,500

Water Utilities 0.2%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	1,215,000	1,278,788

Midwest Generation LLC, Series B	8.560	01-02-16	1,475,797	1,357,734

Salton Sea Funding Corp., Series F	7.475	11-30-18	654,698	682,602

U.S. Government & Agency Obligations 31.2%			$416,893,692

(Cost $406,790,054)

U.S. Government 6.2%				82,781,047
U.S. Treasury
Bond	3.125	02-15-42	30,265,000	33,225,280
Note	0.875	12-31-16	3,310,000	3,350,081
Note	0.875	01-31-17	5,370,000	5,433,769
Note	1.750	05-15-22	35,210,000	35,793,148
Strip, PO	2.911	11-15-30	7,940,000	4,978,769

U.S. Government Agency 25.0%				334,112,645

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.750	05-30-19	7,160,000	7,341,341
30 Yr Pass Thru	3.500	05-01-42	16,250,000	17,086,131
30 Yr Pass Thru	4.000	09-01-40	10,859,636	11,522,307
30 Yr Pass Thru	4.000	04-01-42	19,419,147	20,707,296
30 Yr Pass Thru	5.000	04-01-41	5,685,144	6,152,591
30 Yr Pass Thru	5.000	07-01-41	14,184,375	15,350,653

See notes to financial statements	Annual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	6.500	06-01-37	125,849	$141,158
30 Yr Pass Thru	6.500	10-01-37	341,146	382,432
30 Yr Pass Thru	6.500	11-01-37	748,151	837,758
30 Yr Pass Thru	6.500	12-01-37	320,510	358,899
30 Yr Pass Thru	6.500	02-01-38	162,255	181,689
30 Yr Pass Thru	6.500	09-01-39	6,847,908	7,668,097

Federal National Mortgage Association
15 Yr Pass Thru	3.000	02-01-27	5,983,098	6,269,899
30 Yr Pass Thru	3.500	06-01-42	7,620,000	8,029,643
30 Yr Pass Thru	4.000	10-01-40	7,687,515	8,282,142
30 Yr Pass Thru	4.000	11-01-40	3,626,678	3,901,533
30 Yr Pass Thru	4.000	09-01-41	10,673,777	11,546,089
30 Yr Pass Thru	4.000	09-01-41	8,629,588	9,334,838
30 Yr Pass Thru	4.000	09-01-41	20,163,601	21,723,250
30 Yr Pass Thru	4.000	10-01-41	5,325,843	5,741,124
30 Yr Pass Thru	4.000	11-01-41	5,321,155	5,669,556
30 Yr Pass Thru	4.500	06-01-41	26,235,006	28,535,163
30 Yr Pass Thru	4.500	07-01-41	9,952,526	10,825,114
30 Yr Pass Thru	5.000	11-01-33	1,784,829	1,935,069
30 Yr Pass Thru	5.000	10-01-34	1,939,422	2,102,978
30 Yr Pass Thru	5.000	09-01-40	14,369,595	15,599,375
30 Yr Pass Thru	5.000	09-01-40	14,224,956	15,442,358
30 Yr Pass Thru	5.000	02-01-41	8,673,930	9,437,948
30 Yr Pass Thru	5.000	03-01-41	10,219,584	11,119,746
30 Yr Pass Thru	5.000	04-01-41	10,816,251	11,768,969
30 Yr Pass Thru	5.000	04-01-41	3,802,555	4,227,803
30 Yr Pass Thru	5.500	05-01-35	9,745,085	10,688,780
30 Yr Pass Thru	5.500	01-01-39	7,884,268	8,620,663
30 Yr Pass Thru	6.000	05-01-37	6,183,894	6,820,042
30 Yr Pass Thru	6.000	07-01-38	8,701,743	9,648,573
30 Yr Pass Thru	6.500	01-01-39	12,146,781	13,660,937
30 Yr Pass Thru	6.500	03-01-39	611,119	688,635
30 Yr Pass Thru	6.500	06-01-39	4,228,372	4,762,066

Foreign Government Obligations 0.1%				$1,814,400

(Cost $2,476,645)

Argentina 0.1%				1,814,400
City of Buenos Aires (S)	9.950	03-01-17	2,520,000	1,814,400

Convertible Bonds 0.2%				$2,654,678

(Cost $1,207,911)

Consumer Discretionary 0.0%				629,978

Media 0.0%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	486,000	629,978

Industrials 0.2%				2,024,700

Airlines 0.2%

US Airways Group, Inc.	7.250	05-15-14	680,000	2,024,700

Municipal Bonds 0.2%				$2,547,854

(Cost $2,211,795)

State of California	7.600	11-01-40	1,080,000	1,417,360

State of Illinois	5.100	06-01-33	1,195,000	1,130,494

22	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Term Loans (M) 0.4%				$5,473,314

(Cost $5,460,277)

Consumer Discretionary 0.3%				3,782,381

Hotels, Restaurants & Leisure 0.3%

CCM Merger, Inc.	6.000	03-01-17	756,878	749,309

Kalispel Tribal Economic Authority	7.500	02-24-17	2,414,716	2,366,422

Landry’s, Inc.	6.500	04-24-18	670,000	666,650

Financials 0.1%				1,690,933

Real Estate Investment Trusts 0.1%

iStar Financial, Inc.	7.000	06-30-14	880,000	877,433

Real Estate Management & Development 0.0%

Realogy Corp.	13.500	10-15-17	800,000	813,500

Capital Preferred Securities 1.8%				$24,581,833

(Cost $25,844,644)

Financials 1.8%				24,581,833

Capital Markets 0.5%

State Street Capital Trust III (P)(Q)	5.464	01-29-49	3,425,000	3,437,810

State Street Capital Trust IV (P)	1.474	06-15-37	4,005,000	2,920,638

Commercial Banks 1.0%

Allfirst Preferred Capital Trust	1.967	07-15-29	1,305,000	981,943

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,600,000	3,528,000

Lloyds TSB Group PLC (6.413% to 10-1-35,
then 3 month LIBOR + 1.496%) (Q)(S)	6.413	10-01-35	2,410,000	1,361,650

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	900,000	931,545

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	3,630,000	3,709,787

Regions Financing Trust II (6.625% to 5-15-27,
then 3 month LIBOR + 1.290%)	6.625	05-15-47	1,245,000	1,156,294

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,741,315

Insurance 0.3%

Aon Corp.	8.205	01-01-27	1,380,000	1,651,751

MetLife Capital Trust X (S)	9.250	04-08-38	1,450,000	1,725,500

ZFS Finance USA Trust II (6.450% to 6-15-16,
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	1,480,000	1,435,600

Collateralized Mortgage Obligations 14.1%			$189,246,911

(Cost $181,999,214)

Commercial & Residential 11.5%				154,369,789

American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.429	12-25-46	2,088,272	930,523
Series 2006-6, Class XP IO	2.136	12-25-46	21,298,598	1,358,831

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	3,075,000	3,233,990
Series 2007-1A, Class D (S)	5.957	04-15-37	3,175,000	3,326,657

See notes to financial statements	Annual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.954	05-10-45	2,380,000	$2,530,523
Series 2006-4, Class AM	5.675	07-10-46	4,130,000	4,273,712
Series 2006-3, Class A4 (P)	5.889	07-10-44	3,785,000	4,250,536

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.589	01-25-35	2,867,996	2,503,764

Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12-11-38	2,480,000	833,717

Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.730	03-15-49	4,125,000	4,661,778

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.213	07-15-44	1,230,000	1,019,617

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.006	12-10-49	5,995,000	6,896,804
Series 2012-LC4, Class B (P)	4.934	12-10-44	1,780,000	1,849,545
Series 2012-LC4, Class C (P)	5.649	12-10-44	1,385,000	1,318,740

Extended Stay America Trust
Series 2010-ESHA, Class B (S)	4.221	11-05-27	2,670,000	2,707,263

Fontainebleau Resorts LLC
Series 2012-FBLU, Class C (S)	4.270	05-05-27	1,555,000	1,576,195
Series 2012-FBLU, Class D (S)	5.007	05-05-27	2,300,000	2,365,440

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.191	08-19-34	3,164,730	2,983,410

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.874	07-10-38	3,325,000	3,408,185
Series 2007-GG9, Class C (P)	5.554	03-10-39	1,810,000	388,028

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09-25-35	2,699,861	2,470,524
Series 2004-9, Class B1 (P)	3.183	08-25-34	1,623,007	680,215
Series 2006-AR1, Class 3A1 (P)	4.998	01-25-36	2,998,597	2,485,903

Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.010	01-19-35	18,003,574	1,353,869
Series 2005-11, Class X IO	2.002	08-19-45	11,180,683	546,747
Series 2005-8, Class 1X IO	2.140	09-19-35	16,741,053	796,293
Series 2007-3, Class ES IO	0.350	05-19-47	72,263,931	451,650
Series 2007-4, Class ES IO	0.350	07-19-47	88,148,522	550,928
Series 2007-6, Class ES IO (S)	0.342	08-19-37	60,841,141	380,257

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.056	10-25-36	28,142,981	1,813,534
Series 2005-AR18, Class 2X IO	1.722	10-25-36	45,607,082	2,133,955

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-PDP5, Class AM (P)	5.240	12-15-44	5,515,000	5,947,977
Series 2006-LDP7, Class AM (P)	5.870	04-15-45	3,795,000	4,006,309
Series 2007-CB18, Class A4	5.440	06-12-47	5,650,000	6,271,794
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	3,985,000	4,198,943

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	5,015,000	5,290,790
Series 2007-C1, Class AM	5.455	02-15-40	3,835,000	3,882,608
Series 2006-C4, Class A4 (P)	5.870	06-15-38	4,165,000	4,703,880
Series 2007-C2, Class A3	5.430	02-15-40	5,660,000	6,196,189

Merrill Lynch Mortgage Trust
Series 2006-2, Class A4 (P)	5.899	06-12-46	4,985,000	5,612,427

24	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	2.532	10-25-36	2,826,539	$2,570,025
Series 2007-3, Class M1 (P)	5.141	09-25-37	1,056,892	543,068
Series 2007-3, Class M2 (P)	5.141	09-25-37	395,223	37,343
Series 2007-3, Class M3 (P)	5.141	09-25-37	249,240	11,813

Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11-12-41	3,200,000	3,322,438
Series 2007-IQ13, Class A4	5.364	03-15-44	5,325,000	5,925,575
Series 2008-HQ8, Class AM (P)	5.468	03-12-44	4,900,000	5,158,372

Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.406	12-25-45	27,257,911	1,471,927

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.905	03-25-33	1,752,152	1,061,067

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.890	03-25-44	3,098,894	2,878,743

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	2,020,000	2,095,251
Series 2012-C1, Class C (S)	5.720	05-10-45	1,480,000	1,451,180

WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.436	01-25-45	39,469,425	1,924,833
Series 2005-AR13, Class X IO	1.425	10-25-45	104,522,310	5,082,251
Series 2005-AR19, Class B1 (P)	0.939	12-25-45	2,198,010	316,903
Series 2005-AR2, Class X IO	1.559	01-25-45	58,781,995	3,172,611
Series 2005-AR6, Class X IO	Zero	04-25-45	33,536,620	1,746,409
Series 2005-AR8, Class X IO	0.844	07-25-45	28,117,862	1,353,636

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.591	04-25-35	2,267,977	2,054,234

U.S. Government Agency 2.6%				34,877,182

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	2,081,096	291,226
Series 3623, Class LI IO	4.500	01-15-25	1,870,582	138,066
Series 3630, Class BI IO	4.000	05-15-27	1,162,452	49,403
Series 3794, Class PI IO	4.500	02-15-38	3,229,510	354,453
Series K017, Class X1 IO	1.460	12-25-21	10,020,896	1,032,754
Series K018, Class X1 IO	1.615	01-25-22	18,880,000	1,968,297
Series K708, Class X1 IO	1.513	01-25-19	29,555,000	2,417,747

Federal National Mortgage Association
Series 20011-146, Class MA	3.500	08-25-41	5,794,346	6,033,273
Series 2009-109, Class IW IO	4.500	04-25-38	3,026,404	268,668
Series 2009-47, Class EI IO	5.000	08-25-19	2,728,038	249,588
Series 2009-50, Class GI IO	5.000	05-25-39	5,406,168	595,418
Series 2009-78, Class IB IO	5.000	06-25-39	7,196,048	772,601
Series 2010-14, Class AI IO	4.000	08-25-27	3,353,849	159,748
Series 2010-36, Class BI IO	4.000	03-25-28	3,424,708	180,027
Series 2012-19, Class JA	3.500	03-25-41	9,099,853	9,504,806
Series 3908, Class PA	4.000	06-15-39	3,400,402	3,683,579
Series 398, Class C3 IO	4.500	05-25-39	3,855,860	427,082
Series 401, Class C2 IO	4.500	06-25-39	2,592,673	281,646
Series 402, Class 3 IO	4.000	11-25-39	3,526,791	424,033
Series 402, Class 4 IO	4.000	10-25-39	6,029,296	657,109
Series 402, Class 7 IO	4.500	11-25-39	5,395,595	649,568
Series 407, Class 15 IO	5.000	01-25-40	5,346,639	850,084
Series 407, Class 16 IO	5.000	01-25-40	1,208,217	157,746
Series 407, Class 17 IO	5.000	01-25-40	1,087,808	162,103
Series 407, Class 21 IO	5.000	01-25-39	4,284,082	498,998
Series 407, Class 7 IO	5.000	03-25-41	3,751,458	658,871

See notes to financial statements	Annual report | Bond Fund	25

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03-25-41	1,784,599	$275,389
Series 407, Class C6 IO	5.500	01-25-40	9,757,144	1,687,975

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	5,435,496	446,924

Asset Backed Securities 5.3%				$70,361,808

(Cost $70,432,667)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.599	09-25-34	1,452,784	1,313,382

Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.689	03-25-35	2,175,000	2,025,143

Argent Securities, Inc. (P)	0.389	09-25-36	7,186,501	2,147,715

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.659	03-25-35	1,652,918	1,291,623

Asset Backed Securities Corp. Home Equity (P)	0.439	01-25-36	3,302,356	2,682,210

Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.589	02-28-41	1,350,879	1,180,601

Bravo Mortgage Asset Trust (P)(S)
Series 2006-1A, Class A2	0.479	07-25-36	2,345,305	1,894,587

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.689	05-25-35	1,725,000	1,556,907
Series 2006-NC4, Class A5 (P)	0.299	10-25-36	518,297	334,553

Citigroup Mortgage Loan Trust (P)
Series 2006-WFH3, Class A3	0.389	10-25-36	2,323,382	2,194,734

ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A–5	8.100	08-15-25	165,308	163,593

Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.419	06-25-36	2,218,443	1,829,396

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.679	04-25-36	3,029,402	2,687,525

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	5,349,863	5,573,496

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.749	06-25-35	1,300,000	1,155,595

FUEL Trust
Series 2011-1 (S)	4.207	04-15-16	2,965,000	3,104,177

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.719	11-25-35	2,035,000	1,740,845
Series 2007-3, Class 2A2 (P)	0.419	08-25-37	8,050,000	6,073,371

Leaf Capital Funding SPE A LLC
Series 2010-A, Class C (P)(S)	7.239	12-15-20	2,283,827	2,283,827
Series 2010-A, Class D (P)(S)	10.239	12-15-20	1,709,954	1,709,954
Series 2010-A, Class E1 (P)(S)	14.739	12-15-20	1,981,179	1,981,179

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	1,025,759	1,010,885

Master Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.939	08-25-37	2,033,569	1,805,960

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.609	09-25-36	2,615,000	2,312,209
Series 2005-WMC1, Class M1 (P)	0.989	09-25-35	1,025,201	981,227

26	Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities (continued)

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.689	03-25-35	1,495,000	$1,079,966
Series 2005-3, Class M1 (P)	0.719	07-25-35	1,265,000	1,179,969

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.319	03-25-35	2,720,000	2,590,329

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.869	02-25-35	3,650,000	3,151,556
Series 2005-WCH1, Class M2 (P)	0.759	01-25-36	3,475,111	3,226,995

People’s Choice Home Loan Securities Trust
Series 2005-1, Class M3	0.819	01-25-35	2,315,000	2,036,017

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	342,484	327,930
Series 2005-2, Class AF4	4.934	08-25-35	2,365,000	1,840,547

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,492,900	2,606,242

Soundview Home Equity Loan Trust	0.419	05-25-36	1,606,815	1,287,563

			Shares	Value

Preferred Securities 1.0%				$13,319,376

(Cost $13,682,216)

Consumer Discretionary 0.1%				1,278,720

Hotels, Restaurants & Leisure 0.1%

Greektown Superholdings, Inc., Series A (I)			17,280	1,278,720

Consumer Staples 0.2%				2,088,868

Food & Staples Retailing 0.2%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			23,250	2,088,868

Financials 0.7%				9,768,388

Commercial Banks 0.3%

PNC Financial Services Group, Inc. (6.125% to
5-1-22, then 3 month LIBOR + 4.067%) (Q)			96,775	2,487,118

U.S. Bancorp (6.000% to 4-15-17, then
3 month LIBOR + 4.861%)			77,150	2,001,271

Consumer Finance 0.1%

Ally Financial, Inc., 7.300%			48,470	1,106,085

Diversified Financial Services 0.3%

Bank of America Corp., Series MER, 8.625%			89,220	2,255,482

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%), 10-30-15			16,000	423,360

GMAC Capital Trust I (8.125% to 2-15-16,
then 3 month LIBOR + 5.785%), 2-15-16			65,230	1,495,072

Utilities 0.0%				183,400

Electric Utilities 0.0%

PPL Corp., 8.750%			3,500	183,400

See notes to financial statements	Annual report | Bond Fund	27

			Shares	Value

Common Stocks 0.0%				$46,657

(Cost $97,862)

Consumer Discretionary 0.0%				46,657

Greektown Superholdings, Inc. (I)			885	46,657

Short-Term Investments 3.2%				$42,450,000

(Cost $42,450,000)

Repurchase Agreement 0.0%				450,000

Repurchase Agreement with State Street Corp. dated 5-31-12 at
0.01% to be repurchased at $450,000 on 6-1-12, collateralized by $455,000 U.S. Treasury Note, 1.000% due 7-15-13 (valued
at $460,622, including interest)			450,000	450,000

		Maturity
	Yield*(%)	date	Par value^	Value

U.S. Government & Agency Obligations 3.2%				$42,000,000

Federal Home Loan Discount Notes	0.010	06-01-12	42,000,000	42,000,000

Total investments (Cost $1,312,577,493)† 101.0%			$1,351,635,098

Other assets and liabilities, net (1.0%)				($13,428,169)

Total net assets 100.0%			$1,338,206,929

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
BRL Brazilian Real

Notes to Schedule of Investments

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

USGG U.S. Generic Government Index

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase or the stated coupon rate.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,314,607,848. Net unrealized appreciation aggregated $37,027,250, of which $67,038,710 related to appreciated investment securities and $30,011,460 related to depreciated investment securities.

28	Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,312,577,493)	$1,351,635,098
Cash	20,486
Receivable for investments sold	3,955,423
Receivable for delayed delivery securities sold	901,783
Receivable for fund shares sold	7,204,208
Dividends and interest receivable	13,392,247
Other receivables and prepaid expenses	200,717

Total assets	1,377,309,962

Liabilities

Payable for investments purchased	10,113,561
Payable for delayed delivery securities purchased	25,814,541
Payable for fund shares repurchased	1,904,133
Distributions payable	714,081
Payable to affiliates
Accounting and legal services fees	31,921
Transfer agent fees	213,993
Distribution and service fees	96,397
Trustees’ fees	66,772
Other liabilities and accrued expenses	147,634

Total liabilities	39,103,033

Net assets

Paid-in capital	$1,300,558,904
Undistributed net investment income	1,173,676
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(2,577,286)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	39,051,635

Net assets	$1,338,206,929

See notes to financial statements	Annual report | Bond Fund	29

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,060,588,074 ÷ 66,853,378 shares)	$15.86
Class B ($36,694,153 ÷ 2,313,218 shares)[1]	$15.86
Class C ($116,062,889 ÷ 7,315,537 shares)[1]	$15.87
Class I ($122,780,602 ÷ 7,738,912 shares)	$15.87
Class R2 ($100,422 ÷ 6,329 shares)	$15.87
Class R6 ($1,980,789 ÷ 124,775 shares)	$15.87

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$16.61

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

30	Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$65,383,021
Dividends	659,702
Securities lending	2,506
Less foreign taxes withheld	(15,682)

Total investment income	66,029,547

Expenses

Investment management fees	5,651,987
Distribution and service fees	4,125,225
Accounting and legal services fees	240,455
Transfer agent fees	2,292,866
Trustees’ fees	78,761
State registration fees	102,773
Printing and postage	124,601
Professional fees	110,184
Custodian fees	155,747
Registration and filing fees	67,608
Other	36,424

Total expenses	12,986,631
Less expense reductions	(540,550)

Net expenses	12,446,081

Net investment income	53,583,466

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	13,785,950
Investments in affiliated issuers	(538)
Capital gain distributions received from affiliated underlying funds	42
Futures contracts	266,557
Foreign currency transactions	479,677

14,531,688
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(6,151,939)
Investments in affiliated issuers	99
Futures contracts	55,308
Translation of assets and liabilities in foreign currencies	41,442

(6,055,090)

Net realized and unrealized gain	8,476,598

Increase in net assets from operations	$62,060,064

See notes to financial statements	Annual report | Bond Fund	31

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$53,583,466	$52,425,624
Net realized gain	14,531,688	13,852,969
Change in net unrealized appreciation (depreciation)	(6,055,090)	44,909,856

Increase in net assets resulting from operations	62,060,064	111,188,449

Distributions to shareholders
From net investment income
Class A	(48,082,010)	(48,723,911)
Class B	(1,350,772)	(1,335,131)
Class C	(3,924,487)	(2,798,851)
Class I	(4,407,508)	(3,056,347)
Class R2	(1,228)	—
Class R6	(15,017)	—
From net realized gain
Class A	(839,265)	—
Class B	(27,704)	—
Class C	(81,124)	—
Class I	(65,359)	—
Class R6	(87)	—

Total distributions	(58,794,561)	(55,914,240)

From Fund share transactions	250,252,179	114,659,284

Total increase	253,517,682	169,933,493

Net assets

Beginning of year	1,084,689,247	914,755,754

End of year	$1,338,206,929	$1,084,689,247

Undistributed net investment income	$1,173,676	$1,074,470

32	Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.86	$15.00	$12.96	$14.31	$14.75
Net investment income[1]	0.72	0.81	0.97	0.87	0.81
Net realized and unrealized gain (loss) on investments	0.08	0.92	2.05	(1.34)	(0.43)
Total from investment operations	0.80	1.73	3.02	(0.47)	0.38
Less distributions
From net investment income	(0.79)	(0.87)	(0.98)	(0.88)	(0.82)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.80)	(0.87)	(0.98)	(0.88)	(0.82)
Net asset value, end of period	$15.86	$15.86	$15.00	$12.96	$14.31
Total return (%)[2]	5.21[3]	11.78	23.83[3]	(3.02)	2.57

Ratios and supplemental data

Net assets, end of period (in millions)	$1,061	$912	$819	$686	$824
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.05	1.08	1.16[4]	1.05
Expenses net of fee waivers and credits	1.02	1.05	1.07	1.16[4]	1.05
Net investment income	4.63	5.24	6.71	6.71	5.54
Portfolio turnover (%)	76	73	88	90	90

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.86	$15.00	$12.95	$14.31	$14.75
Net investment income[1]	0.61	0.70	0.86	0.77	0.71
Net realized and unrealized gain (loss) on investments	0.08	0.92	2.07	(1.34)	(0.43)
Total from investment operations	0.69	1.62	2.93	(0.57)	0.28
Less distributions
From net investment income	(0.68)	(0.76)	(0.88)	(0.79)	(0.72)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.69)	(0.76)	(0.88)	(0.79)	(0.72)
Net asset value, end of period	$15.86	$15.86	$15.00	$12.95	$14.31
Total return (%)[2]	4.48[3]	11.00	23.05[3]	(3.77)	1.86[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$37	$28	$25	$28	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76	1.75	1.78	1.86[4]	1.76
Expenses net of fee waivers and credits	1.72	1.75	1.77	1.86[4]	1.75
Net investment income	3.92	4.53	6.01	5.96	4.82
Portfolio turnover (%)	76	73	88	90	90

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Bond Fund	33

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.86	$15.00	$12.96	$14.31	$14.75
Net investment income[1]	0.61	0.70	0.86	0.78	0.71
Net realized and unrealized gain (loss) on investments	0.09	0.92	2.06	(1.34)	(0.43)
Total from investment operations	0.70	1.62	2.92	(0.56)	0.28
Less distributions
From net investment income	(0.68)	(0.76)	(0.88)	(0.79)	(0.72)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.69)	(0.76)	(0.88)	(0.79)	(0.72)
Net asset value, end of period	$15.87	$15.86	$15.00	$12.96	$14.31
Total return (%)[2]	4.55[3]	11.00	22.98[3]	(3.70)	1.86

Ratios and supplemental data

Net assets, end of period (in millions)	$116	$71	$40	$26	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.75	1.78	1.86[4]	1.75
Expenses net of fee waivers and credits	1.72	1.75	1.77	1.86[4]	1.75
Net investment income	3.91	4.50	5.98	6.02	4.86
Portfolio turnover (%)	76	73	88	90	90

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$15.86	$14.99	$12.96	$14.31	$14.74
Net investment income[1]	0.78	0.88	1.03	0.93	0.88
Net realized and unrealized gain (loss) on investments	0.09	0.92	2.05	(1.35)	(0.43)
Total from investment operations	0.87	1.80	3.08	(0.42)	0.45
Less distributions
From net investment income	(0.85)	(0.93)	(1.05)	(0.93)	(0.88)
From net realized gain	(0.01)	—	—	—	—
Total distributions	(0.86)	(0.93)	(1.05)	(0.93)	(0.88)
Net asset value, end of period	$15.87	$15.86	$14.99	$12.96	$14.31
Total return (%)	5.70[2]	12.33	24.31	(2.60)	3.01

Ratios and supplemental data

Net assets, end of period (in millions)	$123	$74	$30	$19	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.62	0.63	0.70[3]	0.62
Expenses net of fee waivers and credits	0.62	0.62	0.63	0.70[3]	0.62
Net investment income	4.99	5.64	7.13	7.22	6.08
Portfolio turnover (%)	76	73	88	90	90

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

34	Bond Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$15.80
Net investment income[2]	0.17
Net realized and unrealized gain on investments	0.09
Total from investment operations	0.26
Less distributions
From net investment income	(0.19)
Net asset value, end of period	$15.87
Total return (%)[3]	1.68[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[6]
Expenses net of fee waivers and credits	0.80[6]
Net investment income	4.28[6]
Portfolio turnover (%)	76[7]

1 Period from 3-1-12 (inception date) to 5-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

CLASS R6 SHARES Period ended	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$15.55
Net investment income[2]	0.57
Net realized and unrealized gain on investments	0.40
Total from investment operations	0.97
Less distributions
From net investment income	(0.64)
From net realized gain	(0.01)
Total distributions	(0.65)
Net asset value, end of period	$15.87
Total return (%)[3]	6.38[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[5]
Expenses net of fee waivers and credits	0.57[5]
Net investment income	5.04[5]
Portfolio turnover (%)	76[6]

1 Period from 9-1-11 (inception date) to 5-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Annualized.
6 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Annual report | Bond Fund	35

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

36	Bond Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$582,244,575	—	$579,421,801	$2,822,774
U.S. Government & Agency
Obligations	416,893,692	—	416,893,692	—
Foreign Government
Obligations	1,814,400	—	1,814,400	—
Convertible Bonds	2,654,678	—	2,654,678	—
Municipal Bonds	2,547,854	—	2,547,854	—
Term Loans	5,473,314	—	5,473,314	—
Capital Preferred Securities	24,581,833	—	24,581,833	—
Collateralized Mortgage
Obligations	189,246,911	—	187,864,076	1,382,835
Asset Backed Securities	70,361,808	—	64,386,848	5,974,960
Preferred Securities	13,319,376	$7,950,517	4,090,139	1,278,720
Common Stocks	46,657	—	—	46,657
Short-Term Investments	42,450,000	—	42,450,000	—

Total investments in
Securities	$1,351,635,098	$7,950,517	$1,332,178,635	$11,505,946

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED
		MORTGAGE	ASSET BACKED	PREFERRED
	CORPORATE BONDS	OBLIGATIONS	SECURITIES	SECURITIES	COMMON STOCKS	TOTALS

Balance as of
5-31-11	$2,202,254	$9,807,309	$5,865,818	—	—	$17,875,381
Realized gain (loss)	16,307	—	—	—	—	$16,307
Change in unrealized
appreciation
(depreciation)	95,069	258,439	—	($260,410)	($32,170)	$60,928
Purchases	1,270,000	6,513	8,142,696	—	—	$9,419,209
Sales	(760,856)	(440,816)	(5,444,279)	—	—	($6,645,951)
Transfer into Level 3	—	1,008,198	—	1,539,130	78,827	$2,626,155
Transfer out of
Level 3	—	(9,256,808)	(2,589,275)	—	—	($11,846,083)
Balance as of
5-31-12	$2,822,774	$1,382,835	$5,974,960	$1,278,720	$46,657	$11,505,946
Change in unrealized
at year end*	$85,993	$258,439	—	($260,410)	($32,170)	$51,852

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Annual report | Bond Fund	37

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

38	Bond Fund | Annual report

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Annual report | Bond Fund	39

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $4,391,964, that are the result of security transactions occurring after October 31, 2011, are treated as occurring on June 1, 2012, the first day of the Fund’s next taxable year.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$57,781,022	$55,914,240
Long-Term Capital Gain	$1,013,539	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $5,827,587 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, distributions payable and amortization and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and other financial instruments.

40	Bond Fund | Annual report

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2012, the Fund used futures contracts to manage duration of the portfolio. During the year ended May 31, 2012, the Fund held futures contracts with USD notional values ranging up to $47.1 million, as measured at each quarter end.There were no open futures contracts as of May 31, 2012.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended May 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the year ended May 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging up to $8.7 million, as measured at each quarter end. There were no open forward foreign currency contracts as of May 31, 2012.

Annual report | Bond Fund	41

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign exchange	Net realized loss on	—	($22,397)	($22,397)
contracts

Interest rate	Net realized gain on	$266,557	—	266,557
contracts

Total		$266,557	($22,397)	$244,160

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

			TRANSLATION
	STATEMENT OF		OF ASSETS
	OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Foreign exchange	Change in	—	$48,712	$48,712
contracts	unrealized
	appreciation
	(depreciation)

Interest rate	Change in	$55,308	—	55,308
contracts	unrealized
	appreciation
	(depreciation)

Total		$55,308	$48,712	$104,020

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

42	Bond Fund | Annual report

Management fee. The Fund has an investment management contract with the Adviser. Effective July 1, 2011, under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.475% of the next $500,000,000, (c) 0.450% of the next $500,000,000, (d) 0.450% of the next $500,000,000, (e) 0.400% of the next $500,000,000 and (f) 0.350% of the Fund’s average daily net assets in excess of $2,500,000,000. Prior to July 1, 2011, under the investment management contract, the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net assets, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the Fund in order to reduce the total annual Fund operating expenses for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares by 0.05% of the Fund’s average daily net assets. Accordingly, these expense reductions amounted to $540,531 for the year ended May 31, 2012. These fee waivers and/or expense reimbursements expire on September 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. This waiver was extended to September 30, 2013.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.57% for Class R6 shares. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2012 unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. This waiver was extended to September 30, 2013. For the year ended May 31, 2012 the expense reduction amounted to $19.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended May 31, 2012 were equivalent to a net annual effective rate of 0.437% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Annual report | Bond Fund	43

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,874,975 for the year ended May 31, 2012. Of this amount, $226,182 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,447,829 was paid as sales commissions to broker-dealers and $200,964 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $57,706 and $27,743 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$2,889,903	$1,955,492
Class B	315,697	64,172
Class C	919,563	187,427
Class I	—	85,676
Class R2	62	8
Class R6	—	91

Total	$4,125,225	$2,292,866

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within

44	Bond Fund | Annual report

Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and May 31, 2011 were as follows:

		Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	17,261,878	$270,183,160	9,889,295	$153,458,680
Distributions reinvested	2,714,480	42,442,158	2,588,938	40,333,248
Repurchased	(10,598,190)	(165,690,756)	(9,620,544)	(149,583,699)

Net increase	9,378,168	$146,934,562	2,857,689	$44,208,229

Class B shares

Sold	1,035,630	$16,188,306	697,978	$10,825,552
Distributions reinvested	62,614	979,149	59,738	930,072
Repurchased	(537,186)	(8,411,212)	(667,963)	(10,357,462)

Net increase	561,058	$8,756,243	89,753	$1,398,162

Class C shares

Sold	3,942,885	$61,652,552	2,603,193	$40,414,359
Distributions reinvested	182,225	2,851,353	103,551	1,615,160
Repurchased	(1,311,450)	(20,495,947)	(889,822)	(13,842,555)

Net increase	2,813,660	$44,007,958	1,816,922	$28,186,964

Class I shares

Sold	6,362,267	$99,471,488	4,029,728	$62,449,472
Distributions reinvested	183,139	2,868,620	132,047	2,060,159
Repurchased	(3,458,701)	(53,859,614)	(1,531,779)	(23,643,702)

Net increase	3,086,705	$48,480,494	2,629,996	$40,865,929

Class R2 shares[1]

Sold	6,329	$100,000	—	—

Net increase	6,329	$100,000	—	—

Class R6 shares[2]

Sold	131,747	$2,083,958	—	—
Distributions reinvested	689	10,926	—	—
Repurchased	(7,661)	(121,962)	—	—

Net increase	124,775	$1,972,922	—	—

Net increase	15,970,695	$250,252,179	7,394,360	$114,659,284

1 Period from 3-1-12 (inception date) to 5-31-12.

2 Period from 9-1-11 (inception date) to 5-31-12.

Affiliates of the Fund owned 100% and 5% of shares of beneficial interest of Class R2 and Class R6, respectively, on May 31, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $763,103,786 and $511,060,964, respectively, for the year ended May 31, 2012. Purchases and sales of U.S. Treasury obligations aggregated $383,187,372 and $363,665,571, respectively, for the year ended May 31, 2012.

Annual report | Bond Fund	45

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and
Shareholders of John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

46	Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

The Fund paid $1,013,539 in capital gain dividends.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Annual report | Bond Fund	47

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

48	Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | Bond Fund	49

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

50	Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Bond Fund	51

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

52	Bond Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	21A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective July 25, 2012, Gregory A. Russo is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to July 25, 2012, Stanley Martin was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Bond Fund	$43,795	$36,477

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2012	May 31, 2011

John Hancock Bond Fund	$784	$347

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Bond Fund	$2,857	$2,721

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Fund	May 31, 2012	May 31, 2011

John Hancock Bond Fund	$200	$182

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Trust	May 31, 2012	May 31, 2011

John Hancock Sovereign Bond Fund	$3,334,303	$1,911,865

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective July 25, 2012, the members of the audit committee are as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

Prior to July 25, 2012, the members of the audit committee were as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012